Trade and other payables - Schedule of trade and other payables (Details) - USD ($)		Mar. 31, 2026	Dec. 31, 2025
Schedule of trade and other payables [Abstract]
Trade payables		$ 1,978,210	$ 1,981,851
Accrued liabilities	[1]	1,613,043	2,200,232
Trade and other payables		$ 3,591,253	$ 4,182,083

[1]	Accrued liabilities consist of the following as at: